CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2025	Sep. 30, 2024
Class B Ordinary Share
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, issued	4,028	4,028
Ordinary shares, outstanding	4,028	4,028
Class A Ordinary Share
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, issued	781,321	272,490
Ordinary shares, outstanding	781,321	272,490